Note payable, related party (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jul. 01, 2021	Jan. 16, 2020
Interest expense, related party	$ 1,926	$ 1,414
Secured Demand Grid Promissory Note [Member] | Secured Debt [Member]
Debt instrument, interest rate, stated percentage				7.00%
Interest expense, related party	$ 1,900	$ 1,400
Accrued interest, related parties			$ 1,900
Note payable, related party			$ 59,600